Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 0.4%
American Airlines Inc / AAdvantage Loyalty IP Ltd, 5.7500%, 4/20/29ž (cost $2,287,372)	$2,340,793	$2,290,423
Bank Loans and Mezzanine Loans – 7.2%
Capital Goods – 0.7%
Foundation Building Materials Inc, CME Term SOFR 3 Month + 4.0000%, 8.5524%, 1/29/31‡	3,541,932	3,211,364
White Cap Buyer LLC, CME Term SOFR 1 Month + 3.2500%, 7.5749%, 10/19/29‡	1,255,853	1,215,489
		4,426,853
Communications – 1.4%
Abe Investment Holdings Inc, 11.2500%, 2/21/30	1,131,000	1,122,517
Clear Channel International BV, 7.5000%, 4/1/27	3,126,734	3,126,734
Directv Financing LLC, CME Term SOFR 3 Month + 5.2500%, 9.8024%, 8/2/29‡	3,029,618	2,980,387
Zayo Group Holdings Inc, CME Term SOFR 1 Month + 4.2500%, 8.5586%, 3/9/27ƒ,‡	1,950,000	1,824,342
		9,053,980
Consumer Cyclical – 0.4%
Gloves Buyer Inc, CME Term SOFR 1 Month + 4.0000%, 8.3256%, 1/17/32ƒ,‡	2,821,000	2,708,160
Consumer Non-Cyclical – 1.1%
Dermatology Intermediate Holdings III Inc, CME Term SOFR 3 Month + 4.2500%, 8.8027%, 3/30/29ƒ,‡	1,964,000	1,840,190
Heartland Dental LLC, CME Term SOFR 1 Month + 4.5000%, 8.8249%, 4/28/28‡	4,913,759	4,902,015
		6,742,205
Electric – 0.4%
Long Ridge Energy LLC, CME Term SOFR 1 Month + 4.5000%, 8.8249%, 2/19/32‡	2,604,000	2,499,840
Technology – 3.2%
Cloudera Inc, CME Term SOFR 1 Month + 3.7500%, 8.1749%, 10/8/28‡	1,958,952	1,929,567
Modena Buyer LLC, CME Term SOFR 3 Month + 4.5000%, 8.7908%, 7/1/31ƒ,‡	5,536,385	5,354,127
Project Alpha Intermediate Holdings Inc, CME Term SOFR 1 Month + 5.0000%, 9.6221%, 11/22/32ƒ,‡	1,227,000	1,218,313
X Corp, 9.5000%, 10/26/29ƒ	11,266,000	11,549,678
		20,051,685
Total Bank Loans and Mezzanine Loans (cost $46,119,500)		45,482,723
Corporate Bonds – 86.2%
Banking – 0.2%
Ally Financial Inc, US Treasury Yield Curve Rate 5 Year + 2.4500%, 6.6460%, 1/17/40‡	1,332,000	1,288,895
Basic Industry – 9.9%
Algoma Steel Inc, 9.1250%, 4/15/29ž	2,510,000	2,334,827
Capstone Copper Corp, 6.7500%, 3/31/33ž	4,767,000	4,748,075
Celanese US Holdings LLC, 6.6290%, 7/15/32	774,000	794,876
Celanese US Holdings LLC, 6.9500%, 11/15/33#	2,471,000	2,582,371
First Quantum Minerals Ltd, 9.3750%, 3/1/29ž	3,169,000	3,332,666
First Quantum Minerals Ltd, 8.0000%, 3/1/33ž	5,139,000	5,207,123
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31ž	9,166,000	8,277,014
FMG Resources (August 2006) Pty Ltd, 6.1250%, 4/15/32ž	2,512,000	2,477,488
Mineral Resources Ltd, 9.2500%, 10/1/28ž	6,446,000	6,445,312
Olympus Water US Holding Corp, 6.2500%, 10/1/29ž,#	5,419,000	4,754,804
Olympus Water US Holding Corp, 7.2500%, 6/15/31ž	2,676,000	2,627,029
Taseko Mines Ltd, 8.2500%, 5/1/30ž	4,681,000	4,779,161
Tronox Inc, 4.6250%, 3/15/29ž	7,580,000	6,482,643
Verde Purchaser LLC, 10.5000%, 11/30/30ž	7,275,000	7,702,952
		62,546,341
Biotechnology – 0.5%
Travere Therapeutics Inc, 2.2500%, 3/1/29	3,385,000	3,364,690
Brokerage – 2.3%
Artec Group Inc, 10.0000%, 8/15/30ž	3,008,000	3,229,380
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	5,548,000	5,459,135
StoneX Group Inc, 7.8750%, 3/1/31ž	5,877,000	6,134,673
		14,823,188
Capital Goods – 8.4%
Ardagh Metal Packaging SA, 4.0000%, 9/1/29ž	5,333,000	4,541,183
Bombardier Inc, 7.2500%, 7/1/31ž	3,440,000	3,451,701

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Bombardier Inc, 7.4500%, 5/1/34ž	$4,974,000	$5,101,026
Foundation Building Materials Inc, 6.0000%, 3/1/29ž	5,289,000	4,316,769
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC, 9.0000%, 2/15/29ž	2,222,000	2,226,126
LBM Acquisition LLC, 6.2500%, 1/15/29ž	5,058,000	4,307,389
Mauser Packaging Solutions Holding Co, 9.2500%, 4/15/27ž	6,032,000	5,689,976
Patrick Industries Inc, 6.3750%, 11/1/32ž	3,390,000	3,285,859
Quikrete Holdings Inc, 6.7500%, 3/1/33ž	4,245,000	4,225,685
Standard Industries Inc/NJ, 3.3750%, 1/15/31ž	11,733,000	10,201,449
Wilsonart LLC, 11.0000%, 8/15/32ž	6,597,000	6,053,047
		53,400,210
Communications – 10.8%
Altice France SA, 5.5000%, 10/15/29ž	3,660,000	2,900,021
AMC Networks Inc, 10.2500%, 1/15/29ž	2,609,000	2,703,576
AMC Networks Inc, 4.2500%, 2/15/29	3,943,000	2,957,867
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32	4,952,000	4,298,625
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	2,832,000	2,913,203
CSC Holdings LLC, 7.5000%, 4/1/28ž	3,831,000	2,708,997
CSC Holdings LLC, 11.7500%, 1/31/29ž	6,988,000	6,777,259
CSC Holdings LLC, 4.6250%, 12/1/30ž	3,041,000	1,479,865
Front Range BidCo Inc, 4.0000%, 3/1/27ž,#	2,396,000	2,182,369
LCPR Senior Secured Financing DAC, 5.1250%, 7/15/29ž	1,173,000	859,922
Level 3 Financing Inc, 10.0000%, 10/15/32ž	1,549,260	1,542,831
Lions Gate Capital Holdings 1 Inc, 5.5000%, 4/15/29ž	4,412,000	4,093,429
Lumen Technologies Inc, 4.1250%, 4/15/29ž	1,524,000	1,432,560
Lumen Technologies Inc, 10.0000%, 10/15/32ž	4,650,351	4,642,492
McGraw-Hill Education Inc, 7.3750%, 9/1/31ž	4,973,000	5,000,456
Midcontinent Communications, 8.0000%, 8/15/32ž	3,460,000	3,498,448
Nexstar Broadcasting Inc, 4.7500%, 11/1/28ž	1,664,000	1,558,291
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 6.0000%, 1/15/30ž	4,032,000	3,489,092
Univision Communications Inc, 8.0000%, 8/15/28ž	5,851,000	5,869,276
Univision Communications Inc, 4.5000%, 5/1/29ž	2,913,000	2,573,719
Univision Communications Inc, 7.3750%, 6/30/30ž	2,436,000	2,327,274
Univision Communications Inc, 8.5000%, 7/31/31ž	2,739,000	2,676,386
		68,485,958
Consumer Cyclical – 19.2%
Aston Martin Capital Holdings Ltd, 10.0000%, 3/31/29ž	4,808,000	4,347,278
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	4,225,000	3,987,463
Bath & Body Works Inc, 6.9500%, 3/1/33	3,825,000	3,906,063
Beazer Homes USA Inc, 7.5000%, 3/15/31ž	6,161,000	5,968,869
Caesars Entertainment Inc, 6.0000%, 10/15/32ž,#	3,314,000	3,094,843
Carvana Co, 5.8750%, 10/1/28ž	95,000	87,163
Carvana Co, 4.8750%, 9/1/29ž	2,423,000	2,101,952
Carvana Co, 11.0000% (11% Cash or 13% PIK), 6/1/30ž,Ø	4,837,000	5,119,152
EG Global Finance PLC, 12.0000%, 11/30/28ž	2,966,000	3,284,098
Ford Motor Credit Co LLC, 6.5000%, 2/7/35	5,018,000	4,924,476
Forvia SE, 8.0000%, 6/15/30ž	4,687,000	4,626,564
Full House Resorts Inc, 8.2500%, 2/15/28ž	6,033,000	5,962,007
Garda World Security Corp, 8.3750%, 11/15/32ž	4,679,000	4,600,437
Garda World Security Corp, 6.0000%, 6/1/29ž	5,820,000	5,456,818
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.8750%, 7/1/31ž	3,110,000	2,730,406
JB Poindexter & Co Inc, 8.7500%, 12/15/31ž	3,946,000	4,055,217
Kohl's Corp, 4.6250%, 5/1/31Ç	2,778,000	1,938,773
LGI Homes Inc, 4.0000%, 7/15/29ž	7,343,000	6,482,776
LGI Homes Inc, 7.0000%, 11/15/32ž	2,910,000	2,751,987
Mavis Tire Express Services Corp, 6.5000%, 5/15/29ž	3,307,000	3,129,928
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.2500%, 4/15/30ž	4,143,000	4,071,562
Penn Entertainment Inc, 4.1250%, 7/1/29ž	6,303,000	5,596,061
River Enterprises Inc, 6.6250%, 2/1/33ž	1,618,000	1,590,950
Station Casinos LLC, 4.5000%, 2/15/28ž	1,775,000	1,700,116
Station Casinos LLC, 4.6250%, 12/1/31ž	9,045,000	8,127,123
Travel + Leisure Co, 4.6250%, 3/1/30ž	2,360,000	2,204,768
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž	5,399,000	5,568,939
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28ž	4,913,000	4,645,515

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Wynn Macau Ltd, 5.6250%, 8/26/28ž	$7,392,000	$7,111,041
Wynn Macau Ltd, 5.1250%, 12/15/29ž	2,732,000	2,524,560
		121,696,905
Consumer Non-Cyclical – 8.7%
1261229 BC Ltd, 10.0000%, 4/15/32ž	3,124,000	3,104,827
Bausch Health Cos Inc, 5.7500%, 8/15/27ž	1,880,000	1,876,710
Champ Acquisition Corp, 8.3750%, 12/1/31ž	2,671,000	2,759,239
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	8,369,000	8,793,041
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	7,875,000	8,467,058
Insulet Corp, 6.5000%, 4/1/33ž	765,000	777,591
LifePoint Health Inc, 11.0000%, 10/15/30ž	1,790,000	1,945,925
LifePoint Health Inc, 10.0000%, 6/1/32ž	8,888,000	8,478,352
Mozart Debt Merger Sub Inc, 5.2500%, 10/1/29ž	3,242,000	3,110,937
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	2,821,000	2,767,896
Organon Finance 1 LLC, 4.1250%, 4/30/28ž	2,201,000	2,056,953
Organon Finance 1 LLC, 5.1250%, 4/30/31ž	5,534,000	4,825,121
Star Parent Inc, 9.0000%, 10/1/30ž	2,040,000	2,010,737
Surgery Center Holdings Inc, 7.2500%, 4/15/32ž	377,000	372,809
Thor Industries Inc, 4.0000%, 10/15/29ž	4,349,000	3,916,884
		55,264,080
Electric – 2.9%
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	2,512,000	2,392,675
Alpha Generation LLC, 6.7500%, 10/15/32ž	3,111,000	3,113,021
Long Ridge Energy LLC, 8.7500%, 2/15/32ž	3,178,000	3,070,038
NRG Energy Inc, 6.0000%, 2/1/33ž	2,378,000	2,313,405
NRG Energy Inc, 6.2500%, 11/1/34ž	3,102,000	3,053,639
TerraForm Power Operating LLC, 4.7500%, 1/15/30ž	4,926,000	4,575,120
		18,517,898
Energy – 5.1%
Civitas Resources Inc, 8.6250%, 11/1/30ž	1,906,000	1,966,366
Civitas Resources Inc, 8.7500%, 7/1/31ž	2,697,000	2,769,669
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	12,357,000	12,928,371
Howard Midstream Energy Partners LLC, 7.3750%, 7/15/32ž	3,153,000	3,230,326
Rockies Express Pipeline LLC, 6.7500%, 3/15/33ž	1,258,000	1,279,067
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 9/1/31ž	10,521,000	9,946,091
		32,119,890
Finance Companies – 5.1%
FirstCash Inc, 5.6250%, 1/1/30ž	1,059,000	1,026,833
FirstCash Inc, 6.8750%, 3/1/32ž	1,314,000	1,330,363
GGAM Finance Ltd, 5.8750%, 3/15/30ž	2,735,000	2,699,144
goeasy Ltd, 7.6250%, 7/1/29ž	5,312,000	5,313,546
OneMain Finance Corp, 6.6250%, 5/15/29	2,995,000	3,000,598
OneMain Finance Corp, 4.0000%, 9/15/30	3,710,000	3,268,338
OneMain Finance Corp, 7.1250%, 11/15/31	5,136,000	5,166,528
OneMain Finance Corp, 6.7500%, 3/15/32	3,055,000	2,998,422
PennyMac Financial Services Inc, 5.7500%, 9/15/31ž	5,072,000	4,813,822
PennyMac Financial Services Inc, 6.8750%, 2/15/33ž	2,532,000	2,516,175
		32,133,769
Financial Institutions – 0.6%
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	3,730,000	3,682,632
Government Sponsored – 0.4%
Ecopetrol SA, 8.3750%, 1/19/36	2,305,000	2,245,835
Insurance – 1.6%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC, 7.8750%, 11/1/29ž	1,813,000	1,786,838
Broadstreet Partners Inc, 5.8750%, 4/15/29ž	8,539,000	8,205,555
		9,992,393
Personal Products – 0.2%
Herbalife Ltd, 4.2500%, 6/15/28	1,386,000	1,188,793
Real Estate Investment Trusts (REITs) – 1.4%
MPT Operating Partnership LP / MPT Finance Corp, 8.5000%, 2/15/32ž	1,804,000	1,837,724
Rithm Capital Corp, 8.0000%, 4/1/29ž	5,453,000	5,422,282
Starwood Property Trust Inc, 6.5000%, 10/15/30ž	1,446,000	1,432,589
		8,692,595
Specialty Retail – 0.1%
GameStop Corp, 0%, 4/1/30◊,§	596,000	622,224
Technology – 3.4%
Cloud Software Group Inc, 6.5000%, 3/31/29ž	8,259,000	8,028,289

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Technology – (continued)
RingCentral Inc, 8.5000%, 8/15/30ž	$2,922,000	$3,071,519
Rocket Software Inc, 9.0000%, 11/28/28ž	1,532,000	1,579,830
Rocket Software Inc, 6.5000%, 2/15/29ž	7,069,000	6,662,548
Unisys Corp, 6.8750%, 11/1/27ž	2,130,000	2,077,916
		21,420,102
Transportation – 5.4%
American Airlines Inc, 7.2500%, 2/15/28ž	3,716,000	3,697,209
American Airlines Inc, 8.5000%, 5/15/29ž	5,458,000	5,540,942
LATAM Airlines Group SA, 7.8750%, 4/15/30ž	4,646,000	4,605,928
Rand Parent LLC, 8.5000%, 2/15/30ž	8,254,000	8,171,521
Stonepeak Nile Parent LLC, 7.2500%, 3/15/32ž	7,012,000	7,147,262
Watco Cos LLC / Watco Finance Corp, 7.1250%, 8/1/32ž	5,085,000	5,113,262
		34,276,124
Total Corporate Bonds (cost $546,219,122)		545,762,522
Convertible Corporate Bonds – 0.3%
Advertising – 0.3%
Authentic Brands Group LLC, 5.0000% (5% Cash or 5% PIK), 9/1/29Ç,Ø (cost $2,206,383)	2,206,383	2,206,383
Foreign Government Bonds – 0.6%
Republic of Cote d'Ivoire Government Bond, 8.0750%, 4/1/36ž	1,789,000	1,714,627
Republic of Ghana Government Bond, 5.0000%, 7/3/29Ç	2,502,000	2,178,001
Total Foreign Government Bonds (cost $4,003,403)		3,892,628
Common Stocks – 3.2%
Chemicals – 0.1%
Celanese Corp	14,094	800,116
Health Care Equipment & Supplies – 0.1%
Bausch + Lomb Corp*	32,410	469,945
Health Care Providers & Services – 0.8%
HCA Healthcare Inc	4,142	1,431,268
Surgery Partners Inc*	144,111	3,422,636
		4,853,904
Hotels, Restaurants & Leisure – 0.6%
Carnival Corp*	33,748	659,099
Churchill Downs Inc	25,446	2,826,287
Royal Caribbean Cruises Ltd	3,107	638,302
		4,123,688
Media – 0.2%
AMC Networks Inc*	203,561	1,400,500
Metals & Mining – 1.0%
Franco-Nevada Corp	22,306	3,514,534
Freeport-McMoRan Inc	17,863	676,293
Hudbay Minerals Inc	263,395	1,999,168
		6,189,995
Pharmaceuticals – 0.2%
Teva Pharmaceutical Industries Ltd (ADR)*	103,523	1,591,148
Semiconductor & Semiconductor Equipment – 0.2%
Broadcom Inc	6,632	1,110,396
Total Common Stocks (cost $22,234,964)		20,539,692
Convertible Preferred Stocks – 0.4%
Semiconductor & Semiconductor Equipment – 0.4%
Microchip Technology Inc, 7.5000%, 3/15/28 (cost $2,294,053)	44,000	2,214,520
Investment Companies – 3.8%
Money Markets – 3.8%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $24,158,950)	24,154,119	24,158,950
Investments Purchased with Cash Collateral from Securities Lending – 1.0%
Investment Companies – 0.7%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	4,522,400	4,522,400
Time Deposits – 0.3%
Royal Bank of Canada, 4.3100%, 4/1/25	$1,739,040	1,739,040
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,261,440)		6,261,440
Total Investments (total cost $655,785,187) – 103.1%		652,809,281
Liabilities, net of Cash, Receivables and Other Assets – (3.1)%		(19,836,181)
Net Assets – 100%		$632,973,100

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$539,993,472	82.7%
Canada	46,388,039	7.1
Australia	17,199,814	2.6
Macao	9,635,601	1.5
Zambia	8,539,789	1.3
France	7,526,585	1.2
Chile	4,605,928	0.7
Jersey	4,347,278	0.7
United Kingdom	3,284,098	0.5
Ireland	2,699,144	0.4
Colombia	2,245,835	0.4
Ghana	2,178,001	0.3
Cote D'Ivoire	1,714,627	0.3
Israel	1,591,148	0.2
Puerto Rico	859,922	0.1
Total	$652,809,281	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$24,224,865	$273,504,668	$(273,571,219)	$636	$-	$24,158,950	24,154,119	$687,172
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	10,138,314	77,479,879	(83,095,793)	-	-	4,522,400	4,522,400	118,765 ∆
Total Affiliated Investments - 4.5%
	$34,363,179	$350,984,547	$(356,667,012)	$636	$-	$28,681,350	28,676,519	$805,937

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	324	7/3/25	$67,123,688	$195,038
US Treasury Long Bond	68	6/30/25	7,975,125	(3,592)
Total - Futures Long				191,446
Futures Short:
10 Year US Treasury Note	46	6/30/25	(5,116,063)	(31,605)
5 Year US Treasury Note	115	7/3/25	(12,437,969)	(81,758)
Ultra 10-Year Treasury Note	180	6/30/25	(20,542,500)	(241,875)
Ultra Long Term US Treasury Bond	1	6/30/25	(122,250)	(736)
Total - Futures Short				(355,974)
Total				$(164,528)

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
iTraxx Europe, Fixed Rate of 5.00%, Paid Quarterly	6/20/30	(17,450,000)	EUR	$(1,612,527)	$168,167	$(1,444,360)

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Credit Default Swap Index
CDX.NA.HY.44, Fixed Rate of 5.00%, Paid Quarterly(3)	NR	6/20/30	16,700,000	USD	$878,420	$10,478	$888,898

(1)
If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(3)
For those index credit default swaps entered into by the Fund to sell protection, "Variation Margin" serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

Schedule of OTC Credit Default Swaps - Buy Protection
Counterparty/ Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts, at Value Asset/(Liability)
Citibank, National Association:
VENTUGL 8.375 01Jun31, Fixed Rate 5%, Paid Quarterly	12/20/26	(650,000)	USD	$(39,196)	$890	$(38,306)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Credit default swaps:
Average notional amount - buy protection	$7,320,000
Average notional amount - sell protection	1,670,000
Futures contracts:
Average notional amount of contracts - long	69,331,467
Average notional amount of contracts - short	32,471,180

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

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Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$499,914,320, which represents 79.0% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
GameStop Corp, 0%, 4/1/30	3/28/25	$620,747	$622,224	0.1%
The Fund has registration rights for certain restricted securities held as of March 31, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,290,423	$-
Bank Loans and Mezzanine Loans	-	45,482,723	-
Corporate Bonds	-	545,762,522	-
Convertible Corporate Bonds	-	2,206,383	-
Foreign Government Bonds	-	3,892,628	-
Common Stocks	20,539,692	-	-
Convertible Preferred Stocks	2,214,520	-	-
Investment Companies	-	24,158,950	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,261,440	-
Total Investments in Securities	$22,754,212	$630,055,069	$-
Other Financial Instruments(a):
Futures Contracts	195,038	-	-
OTC Swaps	-	890	-
Centrally Cleared Swaps	-	178,645	-
Total Assets	$22,949,250	$630,234,604	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$359,566	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70279 05-25